Virtus Newfleet Multi-Sector Intermediate Bond Series

(the “Series”)

a series of Virtus Variable Insurance Trust

Supplement dated July 1, 2022, to the Summary and Statutory Prospectuses for the Series listed above, each dated April 29, 2022

Important Notice to Investors

Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC (“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus.

The merger did not constitute a change in control of Newfleet, Stone Harbor or Seix that would result in the termination of the subadvisory agreements of any funds managed by those entities. Therefore, pursuant to approval by the Board of Trustees of Virtus Variable Insurance Trust, the subadvisory agreement pertaining to the Series has been transferred to, and assumed by, VFIA effective July 1, 2022.

All references in the Series’ Prospectuses to Newfleet as subadviser to the Series are hereby changed to, “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Newfleet Asset Management.”

All references in the Series’ Prospectuses to Newfleet as the employer of the Series’ portfolio manager for the period beginning on July 1, 2022, are hereby changed to refer to “Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC.” (References to Newfleet for periods of time prior to July 1, 2022, are unchanged.)

The following disclosure regarding VFIA replaces the first paragraph of the disclosure regarding Newfleet in the section “The Subadviser” on page 9 of the Series’ Statutory Prospectus:

“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its division, Newfleet Asset Management (‘Newfleet’) in subadvising Series described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.

The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.”

VVIT 8504/VFIA Announcement MSIB (7/2022)

Virtus Strategic Allocation Series

(the “Series”)

a series of Virtus Variable Insurance Trust

Supplement dated July 1, 2022, to the Summary and Statutory Prospectuses for the Series listed above, each dated April 29, 2022

Important Notice to Investors

Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC (“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus.

The merger did not constitute a change in control of Newfleet, Stone Harbor or Seix that would result in the termination of the subadvisory agreements of any funds managed by those entities. Therefore, pursuant to approval by the Board of Trustees of Virtus Variable Insurance Trust, the subadvisory agreement pertaining to the fixed income portion of the Series has been transferred to, and assumed by, VFIA effective July 1, 2022.

All references in the Series’ Prospectuses to Newfleet as a subadviser to the Series are hereby changed to, “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Newfleet Asset Management.”

All references in the Series’ Prospectuses to Newfleet as the employer of the Series’ fixed income portfolio manager for the period beginning on July 1, 2022, are hereby changed to refer to “Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC.” (References to Newfleet for periods of time prior to July 1, 2022, are unchanged.)

The following disclosure regarding VFIA replaces the second paragraph of the disclosure in the section “The Subadviser” on page 11 of the Series’ Statutory Prospectus:

“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its division, Newfleet Asset Management (‘Newfleet’) in subadvising Series described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.

The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.”

VVIT 8504/VFIA Announcement MSIB (7/2022)

Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus Strategic Allocation Series

(each, a “Series”)

each, a series of Virtus Variable Insurance Trust

Supplement dated July 1, 2022, to the Statement of Additional Information (“SAI”) for the Series listed above, each dated April 29, 2022, as supplemented

Important Notice to Investors

Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC (“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus.

The merger did not constitute a change in control of Newfleet, Stone Harbor or Seix that would result in the termination of the subadvisory agreements of any funds managed by those entities. Therefore, pursuant to approval by the Board of Trustees of Virtus Variable Insurance Trust, the subadvisory agreement pertaining to the Series has been transferred to, and assumed by, VFIA effective July 1, 2022.

All references in the Series’ SAI to Newfleet as subadviser to the Series are hereby changed to, “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Newfleet Asset Management.”

The following disclosure regarding VFIA replaces the first paragraph of the disclosure regarding Newfleet in the section “Subadvisers and Subadvisory Agreements” beginning on page 90 of the SAI:

“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its division, Newfleet Asset Management (‘Newfleet’) in subadvising Series described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.

The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.”

VVIT 8500/VFIA Announcement (7/2022)